UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	04/13/07

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$ 239,142.00 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer	 Title of Class  CUSIP	    Value   SHRS 	  Inv. 	Otr.  Voting
					    (x$1000)		  Disc.	Mang. Auth.
CROCS INC	 COM		227046109	10	201 SH	Sole	N/A	None
GENERAL ELEC CO	 COM		369604103	7	203 SH	Sole	N/A	None
MICROSOFT	 COM		594918104	0	1 SH	Sole	N/A	None
MIDCAP SPDR TR	UNIT SER 1	595635103	86	556 SH	Sole	N/A	None
RYDEX ETF
TRUST		S&P 500 EQ	78355W106	90	1856 SH	Sole	N/A	None
SCOTTISH
PWR PLC		SP ADR FNL NEW	81013T804	10	153 SH	Sole	N/A	None
WELLS FARGO
& CO		COM NEW		949746101	14	400 SH	Sole	N/A	None
ISHARES TR	LEHMAN 10-20YR	464288653	71	700 SH	Sole	N/A	None
POWERSHARES
ETF TR FINL	PFD PTFL	73935X229	80	3200 SH	Sole	N/A	None
PROSHARES TR	ULTRA MDCAP 400	74347R404	10	120 SH	Sole	N/A	None
STREETTRACKS
INDEX SHS FDS	SPDR INTL REAL	863308839	47	700 SH	Sole	N/A	None
WISDOMTREE TR	LARGECAP DIVID	97717W307	46	800 SH	Sole	N/A	None
WESTERN ASSET	HIGH INCOME
		OPP COM		95766K109	14395	2095300
							SH	Sole	N/A	None
ISHARES TR	DJ SEL DIV INX	464287168	208	2907 SH	Sole	N/A	None
ISHARES TR	GS NAT RES IDX	464287374	4	34 SH	Sole	N/A	None
ISHRAES TR	MSCI EAFE IDX	464287465	36745	481845
							SH	Sole	N/A	None
ISHARES TR	MSCI EMERG MKT	464287234	11290	96909
							SH	Sole	N/A	None
ISHARES TR	MSCI GRW IDX	464288885	59	828 SH	Sole	N/A	None
ISHARES TR	MSCI VAL IDX	464288877	61	824 SH	Sole	N/A	None
ISHARES TR	RUSSELL MDCAP
		GRW		464287481	14550	135833
							SH	Sole	N/A	None
ISHARES TR	RUSSELL MDCAP
		VL 		464287473	14616	95421
							SH	Sole	N/A	None
ISHARES TR	S&P SMLCP GROW	464287887	17367	129991
							SH	Sole	N/A	None
ISHARES TR	S&P SMLCP VALU	464287879	12639	164759
							SH	Sole	N/A	None
ISHARES TR	S&P 500/BAR GRW	464287309	28132	435271
							SH	Sole	N/A	None
ISHARES TR	S&P 500/BAR VAL	464287408	24662	317805
							SH	Sole	N/A	None
POWERSHARES
ETF TRUST	INTL DIV ACHV	73935X716	61	3148
							SH	Sole	N/A	None
STREETTRACKS
SER TR		WILSHIRE REIT	86330E604	12734	140787
							SH	Sole	N/A	None
VANGUARD SECTR
IDX FNDS	ENERGY VIPERS	92204A306	9052	102680
							SH	Sole	N/A	None
VANGUARD SECTR
IDX FNDS	MATLS VIPERS	92204A801	7478	96163
							SH	Sole	N/A	None
ISHARES TR	GS CORP BD FD	464287242	9837	91702
							SH	Sole	N/A	None
ISHARES TR	US TIPS BD FD	464287176	24443	241916
							SH	Sole	N/A	None
ISHARES TR	1-3 YR TRS BD	464287457	265	3291 SH	Sole	N/A	None
ISHARES TR	7-10 YR TRS BD	464287440	76	910 SH	Sole	N/A	None